General information (Policies)	6 Months Ended
Jun. 30, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of consolidation and presentation
Basis of presentation

The unaudited interim consolidated and combined carve-out financial statements are presented in accordance with accounting principles generally accepted in the United States of America (US GAAP). The amounts are presented in United States dollar (US dollar) rounded to the nearest hundred thousand, unless stated otherwise.

The unaudited interim condensed consolidated and combined carve-out financial statements do not include all of the disclosures required in complete annual financial statements. These interim financial statements should be read in conjunction with the Company's annual consolidated and combined carve-out financial statements as of December 31, 2013 filed on Form 20-F (our “audited 2013 financial statements”). The year-end balance sheet data was derived from our audited 2013 financial statements, but does not include all disclosures required by US GAAP. In the opinion of management, all adjustments (consisting of normal recurring adjustments) considered necessary for a fair statement have been included. Preparation of financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Business combinations between entities under common control
Business combinations between entities under common control
Reorganization of entities under common control is accounted for similar to the pooling of interests method of accounting. Under this method, the carrying amount of net assets recognized in the balance sheets of each combining entity are carried forward to the balance sheet of the combined entity, and no other assets or liabilities are recognized as a result of the combination. The excess of the proceeds paid, if any, over the historical cost of the combining entity is accounted for as a change in equity. In addition re-organization of entities under common control is accounted for as if the transfer occurred from the date that both the combining entity and combined entity were both under the common control of Seadrill. Therefore, the Company’s financial statements prior to the date the interests in the combining entity were actually acquired are retroactively adjusted to include the results of the combined entities during the periods it was under common control of Seadrill.
The acquisitions of the entities that own and operate the T-16, West Leo and West Sirius in 2013 from Seadrill Limited were accounted for under this method. The effects of adjusting the Company’s financial statements for the six months ended June 30, 2013, to account for the common control transactions relating to the acquisitions of the entities that own and operate the T-16, West Leo and West Sirius were an increase in total operating revenues of $182.8 million ($99.3 million for the three months ended June 30, 2013) and an increase in net income of $84.8 million ($59.9 million for the three months ended June 30, 2013). Of the $84.8 million of net income for the six months ended June 30, 2013 ($59.9 million for the three months ended June 30, 2013), $35.0 million ($23.6 million for the three months ended June 30, 2013) was deemed attributable to the equity holders of Seadrill Partners and $49.8 million ($36.3 million for the three months ended June 30, 2013) was deemed attributable to non-controlling interests. The $35.0 million of net income for the six months ended June 30, 2013 ($23.6 million for the three months ended June 30, 2013) attributable to the equity holders of Seadrill Partners was allocated to the Seadrill Member interest in the unaudited interim consolidated and combined carve-out statement of changes in members' capital.
As of January 2, 2014, the date of the Company's first annual general meeting, Seadrill ceased to control the Company in accordance with US GAAP and therefore Seadrill Partners and Seadrill are no longer be deemed to be entities under common control.

Business combinations

The Company applies the acquisition method of accounting for business combinations. The acquisition method requires the total of the purchase price of acquired businesses and any non-controlling interest recognized to be allocated to the identifiable tangible and intangible assets and liabilities acquired at fair value, with any residual amount being recorded as goodwill as of the acquisition date. Costs associated with the acquisition are expensed as incurred. See Note 5 for further discussion on business acquisitions.

Recent Accounting Pronouncements
Recently Adopted Accounting Standards

Effective January 1, 2014, the Company has adopted the accounting standards update that expands on the recognition, measurement and disclosure obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date, except for obligations addressed within existing guidance in U.S. GAAP. The update requires measurement of the obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date, as the sum of the amount the entity agreed to pay on the basis of its arrangement and any additional amount the Company expects to pay on behalf of its co-obligors. The update also requires an entity to disclose the nature, amount and other information of the obligation. The update is effective for interim and annual periods beginning on or after December 15, 2013. The adoption of this standard update did not have a material effect on the Company's consolidated financial statements.

Recently Issued Accounting Standards

In May 2014, the Financial Accounting Standards Board issued Accounting Standards Update 2014-09, Revenue from Contracts with Customers, which provides new authoritative guidance on the methods of revenue recognition and related disclosure requirements. The accounting standard update will be effective for the first interim period beginning after December 15, 2016 (December 31, 2016 for calendar year-end entities) and early adoption is not permitted. The Company is in the process of evaluating the impact of this standard update on the Company's consolidated financial statements and related disclosures.

In August 2014, the Financial Accounting Standards Board issued Accounting Standards Update No. 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, which provides new authoritative guidance regards to management's responsibility to assess an entity's ability to continue as a going concern, and to provide related footnote disclosures in certain circumstances. The accounting standard update will be effective for all entities in the first annual period ending after December 15, 2016 (December 31, 2016 for calendar year-end entities) and earlier application is permitted. The Company is in the process of evaluating the impact of this standard update on the Company's consolidated financial statements and related disclosures.